UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

FORM N-Q

JULY 31, 2012

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of Investments (unaudited)	July 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.5%
Allison Transmission Holdings Inc.	1,031	$19,393
Autoliv Inc.	325	18,386

Total Auto Components		37,779

Automobiles - 0.9%
Ford Motor Co.	2,459	22,721

Hotels, Restaurants & Leisure - 1.1%
Boyd Gaming Corp.	1,508	8,596	*
Bwin.Party Digital Entertainment PLC	5,321	8,576
Ctrip.com International Ltd., ADR	849	10,595	*

Total Hotels, Restaurants & Leisure		27,767

Household Durables - 1.4%
Stanley Black & Decker Inc.	508	33,980

Internet & Catalog Retail - 1.2%
Amazon.com Inc.	86	20,064	*
Groupon Inc.	1,482	9,870	*

Total Internet & Catalog Retail		29,934

Media - 2.6%
Scripps Networks Interactive, Class A Shares	747	40,226
Viacom Inc., Class B Shares	534	24,943

Total Media		65,169

Multiline Retail - 2.0%
Dollar General Corp.	709	36,166	*
Target Corp.	246	14,920

Total Multiline Retail		51,086

Specialty Retail - 3.0%
Guess? Inc.	676	20,348
Lowe’s Cos. Inc.	1,757	44,575
TJX Cos. Inc.	239	10,583

Total Specialty Retail		75,506

TOTAL CONSUMER DISCRETIONARY		343,942

CONSUMER STAPLES - 8.6%
Beverages - 2.9%
Dr. Pepper Snapple Group Inc.	748	34,094
PepsiCo Inc.	522	37,965

Total Beverages		72,059

Food Products - 1.8%
Unilever NV	1,273	44,109

Household Products - 2.9%
Colgate-Palmolive Co.	401	43,051
Energizer Holdings Inc.	389	30,253	*

Total Household Products		73,304

Tobacco - 1.0%
Philip Morris International Inc.	280	25,603

TOTAL CONSUMER STAPLES		215,075

ENERGY - 10.3%
Energy Equipment & Services - 2.2%
C&J Energy Services Inc.	968	18,179	*
Schlumberger Ltd.	334	23,801
Transocean Ltd.	284	13,300

Total Energy Equipment & Services		55,280

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 8.1%
Chevron Corp.	635	$69,583
CONSOL Energy Inc.	693	20,083
Devon Energy Corp.	376	22,229
Exxon Mobil Corp.	656	56,974
Noble Energy Inc.	194	16,961
Southwestern Energy Co.	511	16,991	*

Total Oil, Gas & Consumable Fuels		202,821

TOTAL ENERGY		258,101

FINANCIALS - 14.3%
Capital Markets - 4.1%
Ares Capital Corp.	863	14,352
BlackRock Inc.	170	28,944
Blackstone Group LP	1,248	17,285
State Street Corp.	495	19,988
TD Ameritrade Holding Corp.	1,445	23,004

Total Capital Markets		103,573

Commercial Banks - 1.7%
Fifth Third Bancorp	2,096	28,967
Huntington Bancshares Inc.	2,149	13,356

Total Commercial Banks		42,323

Consumer Finance - 0.4%
Green Dot Corp., Class A Shares	952	9,939	*

Diversified Financial Services - 3.2%
Citigroup Inc.	923	25,041
JPMorgan Chase & Co.	1,545	55,620

Total Diversified Financial Services		80,661

Insurance - 3.4%
Assured Guaranty Ltd.	429	5,139
Berkshire Hathaway Inc., Class B Shares	639	54,213	*
MetLife Inc.	812	24,985

Total Insurance		84,337

Real Estate Investment Trusts (REITs) - 1.5%
Annaly Capital Management Inc.	2,109	36,760

TOTAL FINANCIALS		357,593

HEALTH CARE - 12.2%
Biotechnology - 2.8%
Celgene Corp.	426	29,164	*
Dendreon Corp.	1,343	6,393	*
Myriad Genetics Inc.	1,092	27,136	*
Vertex Pharmaceuticals Inc.	171	8,295	*

Total Biotechnology		70,988

Health Care Equipment & Supplies - 2.0%
Medtronic Inc.	578	22,785
St. Jude Medical Inc.	727	27,161

Total Health Care Equipment & Supplies		49,946

Health Care Providers & Services - 1.2%
HCA Holdings Inc.	317	8,394
Laboratory Corporation of America Holdings	248	20,854	*

Total Health Care Providers & Services		29,248

Pharmaceuticals - 6.2%
Forest Laboratories Inc.	505	16,943	*
Impax Laboratories Inc.	871	19,353	*
Johnson & Johnson	813	56,276
Pfizer Inc.	1,258	30,242
Sanofi, ADR	828	33,650

Total Pharmaceuticals		156,464

TOTAL HEALTH CARE		306,646

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
INDUSTRIALS - 10.8%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	249	$22,228

Air Freight & Logistics - 1.3%
United Parcel Service Inc., Class B Shares	452	34,176

Airlines - 0.8%
Southwest Airlines Co.	2,085	19,161

Electrical Equipment - 2.0%
Emerson Electric Co.	536	25,605
Polypore International Inc.	668	24,823	*

Total Electrical Equipment		50,428

Industrial Conglomerates - 2.9%
3M Co.	359	32,752
United Technologies Corp.	542	40,346

Total Industrial Conglomerates		73,098

Machinery - 1.8%
Gardner Denver Inc.	368	20,969
Parker Hannifin Corp.	306	24,578

Total Machinery		45,547

Road & Rail - 1.1%
Old Dominion Freight Line Inc.	643	27,263	*

TOTAL INDUSTRIALS		271,901

INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 1.9%
Cisco Systems Inc.	1,462	23,319
QUALCOMM Inc.	387	23,096

Total Communications Equipment		46,415

Computers & Peripherals - 5.4%
Apple Inc.	166	101,386	*
EMC Corp.	1,247	32,684	*

Total Computers & Peripherals		134,070

Electronic Equipment, Instruments & Components - 0.8%
Agilent Technologies Inc.	554	21,213

Internet Software & Services - 3.5%
Active Network Inc.	1,413	20,050	*
eBay Inc.	715	31,675	*
Rackspace Hosting Inc.	459	20,141	*
SINA Corp.	168	7,629	*
Youku.com Inc., ADR	438	7,450	*

Total Internet Software & Services		86,945

IT Services - 2.8%
Accenture PLC, Class A Shares	305	18,391
Cognizant Technology Solutions Corp., Class A Shares	510	28,953	*
FleetCor Technologies Inc.	621	22,927	*

Total IT Services		70,271

Semiconductors & Semiconductor Equipment - 2.5%
Marvell Technology Group Ltd.	3,288	37,023
Micron Technology Inc.	1,551	9,632	*
Xilinx Inc.	526	17,042

Total Semiconductors & Semiconductor Equipment		63,697

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Software - 4.6%
Adobe Systems Inc.	1,031	$31,837	*
CA Inc.	870	20,941
Microsoft Corp.	1,350	39,785
Red Hat Inc.	417	22,376	*

Total Software		114,939

TOTAL INFORMATION TECHNOLOGY		537,550

MATERIALS - 1.9%
Chemicals - 0.7%
Monsanto Co.	208	17,809

Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold Inc.	345	11,616
Nucor Corp.	442	17,327

Total Metals & Mining		28,943

TOTAL MATERIALS		46,752

UTILITIES - 3.8%
Electric Utilities - 0.7%
American Electric Power Co. Inc.	428	18,079

Independent Power Producers & Energy Traders - 1.3%
Calpine Corp.	1,913	32,693	*

Multi-Utilities - 1.8%
Xcel Energy Inc.	1,492	43,715

TOTAL UTILITIES		94,487

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,264,237)		2,432,047

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
Interest in $700,000,000 joint tri-party repurchase agreement dated 7/31/12 with RBS Securities Inc.; Proceeds at maturity - $43,000; (Fully collateralized by various U.S. government obligations, 2.000% to 2.625% due 8/15/20 to 11/15/21; Market value - $43,860) (Cost - $43,000)	0.170%	8/1/12	$43,000	43,000

TOTAL INVESTMENTS - 98.8% (Cost - $2,307,237#)				2,475,047
Other Assets in Excess of Liabilities - 1.2%				29,497

TOTAL NET ASSETS - 100.0%				$2,504,544

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management Disciplined Equity Research Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 pm. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$2,432,047	—	—	$2,432,047
Short-term investments†	—	$43,000	—	43,000

Total investments	$2,432,047	$43,000	—	$2,475,047

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2012, securities valued at $8,576 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$319,564
Gross unrealized depreciation	(151,754)

Net unrealized appreciation	$167,810

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date: September 26, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 26, 2012